Schedule of Future Undiscounted Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Future undiscounted minimum lease payments for the lease agreements		$ 3,785,272
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future undiscounted minimum lease payments for the lease agreements		800,652
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future undiscounted minimum lease payments for the lease agreements		2,984,620
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future undiscounted minimum lease payments for the lease agreements